Advisors Capital Active All Cap Fund
	Schedule of Investments
	December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
96,800	iShares Core S&P 500 ETF (a)	$ 56,984,224
183,300	iShares Core S&P Mid-Cap ETF	11,421,423
275,800	Schwab U.S. Small-Cap ETF	7,132,188
299,100	SPDR® Portfolio S&P 1500 Composite Stock Market ETF	21,364,713
48,500	Vanguard Growth ETF	19,906,340
143,500	Vanguard Value ETF	24,294,550
Total for Exchange Traded Funds (Cost - $119,098,641)		141,103,438	98.64%

MONEY MARKET FUNDS
2,275,342	Goldman Sachs FS Government Fund Institutional -
	Class 4.36% ***	2,275,342	1.59%
	(Cost - $2,275,342)

	Total Investments	143,378,780	100.23%
	(Cost - $121,373,983)

	Liabilities in Excess of Other Assets	(335,650)	-0.23%

	Net Assets	$ 143,043,130	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at
https://www.blackrock.com/us/individual/resources/regulatory-documents#etfs.
*** The Yield shown represents the 7-day yield at December 31, 2024.